SHARE CAPITAL - Summary of number and weighted average exercise prices of share options (Details)				12 Months Ended
	Aug. 18, 2021 shares $ / shares	Aug. 16, 2021 $ / shares	Jun. 28, 2021 $ / shares	Mar. 31, 2023 shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, beginning balance (in shares) | shares				28,885,002			22,032,452
Number of share options granted in share-based payment arrangement | shares	300,000			2,475,000			9,144,600
Number of share options exercised in share-based payment arrangement | shares							(1,588,300)
Number of share options forfeited in share-based payment arrangement | shares				(1,790,202)			(683,750)
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares							(20,000)
Number of options, ending balance (in shares)				29,569,800		29,569,800	28,885,002
Number of share options exercisable in share-based payment arrangement				27,234,025	27,234,025	27,234,025			27,234,025
Weighted average exercise price, beginning balance (in dollars per share)					$ 1.45		$ 1.01
Weighted average exercise price of share options granted in share-based payment arrangement	$ 2.48	$ 2.48	$ 2.90		0.91		2.42
Weighted average exercise price of share options exercised in share-based payment arrangement					0.83
Weighted average exercise price of share options forfeited in share-based payment arrangement					2.20		1.55
Weighted Average Exercise Price Of Share Options Cancelled In Share-Based Payment Arrangement					2.78
Weighted average exercise price, ending balance (in dollars per share)					$ 1.36		$ 1.45
Weighted average exercise price of share options exercisable in share-based payment arrangement								$ 1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of share options outstanding in share-based payment arrangement				29,569,800	29,569,800	29,569,800	28,885,002		29,569,800
Option Expiration Period Three
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, ending balance (in shares)						5,000
Number of share options exercisable in share-based payment arrangement									5,000
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of share options outstanding in share-based payment arrangement									5,000